Operating Leases	12 Months Ended
Jan. 01, 2022
Leases [Abstract]
Operating Leases
16. Operating Leases
The Company is party to various leases all of which are illustrated in the table below:

Leasing Entity	Property Address	Term End Date	Monthly Rate

Janus International Group, LLC	Surprise, AZ	4/30/2034	$42
Janus International Group, LLC	Temple, GA	12/31/2036	74
Janus International Group, LLC	Houston, TX	12/31/2036	72
Janus International Group, LLC	Anaheim, CA	6/30/2024	21
Janus International Group, LLC	Butler, IN	10/31/2026	12
Janus International Group, LLC	Orlando, FL	10/31/2023	17
Janus International Group, LLC	Temple, GA	11/30/2031	41
Janus International Group, LLC	Houston, TX	1/31/2023	10
Janus International Group, LLC	Sumner, WA	6/30/2026	24
Janus International Group, LLC	Douglasville, GA	4/30/2024	24
Janus International Group, LLC	Douglasville, GA	4/1/2027	29
Asta Industries, Inc.	Cartersville, GA	3/1/2030	67
Asta Industries, Inc.	Fayetteville, GA	7/31/2022	9
Asta Industries, Inc.	Houston, TX	1/31/2023	8
Janus International Europe Ltd. (UK)	Peterlee, UK	6/30/2026	22
Janus International Europe Ltd. (UK)	Twickenham, UK	4/29/2028	17
Active Supply and Design (UK)	Cheshire, UK	12/31/2025	3
Steel Storage Australia Pty Ltd.	Hendra, Queensland	2/28/2026	25
Steel Storage Australia Pte Ltd.	Singapore	6/30/2023	15
Noke, Inc.	Lehi, UT	10/31/2022	16
Betco, Inc.	Statesville, NC	3/31/2024	34
Betco, Inc.	Charlotte, NC	1/31/2023	7
DBCI, LLC	Chandler, AZ	11/23/2022	15
DBCI, LLC	Houston, TX	2/18/2022	30
ACT, LLC	Salisbury, NC	8/31/2026	20
ACT, LLC	Las Vegas, NV	6/30/2024	2
ACT, LLC	Cary, NC	8/31/2022	1
ACT, LLC	Greer, SC	9/30/2024	1
The Company also leases certain equipment under various noncancellable operating lease agreements expiring through 2024.
Total rent expense under operating leases was approximately $6,771
,
$5,533
, and $5,154 for the years ended January 1, 2022, December 26, 2020, and December 28, 2019 respectively. Rent expense of approximately
$122
,
$211
, and $347 was recognized for the years ended January 1, 2022, December 26, 2020, and December 28, 2019, respectively, in excess of cash paid for straight-line rent considerations. This amount is included in deferred rent as a part of other long-term liabilities at year-end.
Future minimum lease payments under these noncancellable operating leases are as follows:

2021
2022	$6,972
2023	6,225
2024	5,285
2025	4,882
2026	4,128
Thereafter	19,901

Total	$47,393